BUSINESS COMBINATIONS, Fair Value of Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Sep. 01, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value of Assets Acquired and Liabilities Assumed [Abstract]
Goodwill	$ 550,380		$ 19,206	$ 19,206
Connexity [Member]
Fair Value of Assets Acquired and Liabilities Assumed [Abstract]
Cash and cash equivalent		$ 10,437
Other current assets		50,785
Intangible assets		270,025
Goodwill		531,174
Other noncurrent assets		8,432
Total assets acquired		870,853
Current liabilities		66,769
Deferred tax liability, net		52,070
Total liabilities assumed		118,839
Total purchase consideration	$ 752,014	$ 752,014